Employee Benefit Liabilities, Net - Schedule of Changes in Present Value of Defined Benefit Obligation (Details) - Defined Benefit Obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Present Value of Defined Benefit Obligation [Line Items]
Balance at January 1,	$ 4,813	$ 4,399
Interest costs	254	216
Current service cost	239	208
Past service cost
Benefits paid	(315)	(223)
Demographic assumptions	33	(84)
Financial assumptions	70
Past Experience	287	322
Currency Exchange	704	(25)
Balance at December 31,	$ 6,085	$ 4,813